Total Equity - Accumulated Other Comprehensive Income (Loss) (Details) - Equity attributable to shareholders of Fairfax - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pre-tax amount
Currency translation account	$ (423.4)	$ (405.1)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(79.3)	(68.2)
Items that may be subsequently reclassified to net earnings	(502.7)	(473.3)
Net losses on defined benefit plans	(147.7)	(49.2)
Share of net gains (losses) on defined benefit plans of associates	(120.9)	(78.0)
Other	(0.8)	(0.8)
Items that will not be subsequently reclassified to net earnings	(269.4)	(128.0)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	(772.1)	(601.3)
Income tax recovery
Currency translation account	1.4	5.7
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(2.4)	4.1
Items that may be subsequently reclassified to net earnings	(1.0)	9.8
Net losses on defined benefit plans	36.2	7.1
Share of net gains (losses) on defined benefit plans of associates	15.1	9.0
Other	10.1	10.1
Items that will not be subsequently reclassified to net earnings	61.4	26.2
Accumulated other comprehensive loss attributable to shareholders of Fairfax	60.4	36.0
After-tax amount
Currency translation account	(422.0)	(399.4)
Share of accumulated other comprehensive loss of associates, excluding net gains (losses) on defined benefit plans	(81.7)	(64.1)
Items that may be subsequently reclassified to net earnings	(503.7)	(463.5)
Share of net losses on defined benefit plans of associates	(105.8)	(69.0)
Net losses on defined benefit plans	(111.5)	(42.1)
Other	9.3	9.3
Items that will not be subsequently reclassified to net earnings	(208.0)	(101.8)
Accumulated other comprehensive loss attributable to shareholders of Fairfax	$ (711.7)	$ (565.3)